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(ING FUNDS LOGO)

February 9, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F ST. N.E.
Washington, D.C. 20549

Re: ING Variable Insurance Trust
    File Nos. 333-83071; 811-9477

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 27 (the "Amendment") to the Registration Statement of ING Variable Insurance Trust. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), as amended and shall become effective on April 30, 2007.

This Amendment is being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions, please contact Kim Palmer at 480.477.2674 or the undersigned at 480.477.2648.

                                        Regards,


                                        /s/ Paul A. Caldarelli
                                        ----------------------------------------
                                        Paul A. Caldarelli, Esq.
                                        Counsel
                                        ING U.S. Legal Services

Attachment

cc: Huey P. Falgout, Jr., Esq.
    ING Investments, LLC

cc: Jeffrey S. Puretz, Esq.
    Dechert LLP

7337 E. Doubletree Ranch Rd.   Tel: 480-477-3000
Scottsdale, AZ 85258-2034      Fax: 480-477-2700
                               www.ingfunds.com